Accounts Receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounts receivables [abstract]
Credit cards	$ 75,274	$ 48,361
Clearing house	32,278	16,566
Airlines	2,180	3,123
Cargo and courier	9,023	10,784
Agencies	4,090	2,214
Government	6,446	6,060
Trade receivables from related parties	2,168	1,832
Other	13,814	11,075
Total accounts receivable	145,273	100,015
Allowance for expected credit losses	(7,690)	(7,565)
Trade and other receivables	$ 137,583	$ 92,450